Schedule of Company’s movement in the carrying amount of the note payable (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Investment In Associate
Balance, beginning of period
Initial recognition - Note payable	9,719,504
Interest on loan and debentures	223,775
Impact of foreign exchange	(221,411)
Balance, end of period	9,721,868
Current financial liabilities	4,111,800
Non-current financial liabilities	$ 5,610,068